Related parties	6 Months Ended
Sep. 30, 2022
Related parties
Related parties

22.Related parties

a)	The table below sets forth the related party and the relationship with the Company:

Name of related party	Relationship with the Company
Xiaofeng Gao	Chairman of the Board of Directors and Chief Executive Officer, 25.97% beneficial owner of the Company
Bin Fu	General Manager of Jisen Information
Hunan Medical Star Technology Co., Ltd.(Medical Star)	Joint venture

b)	The Company had the following related party balance with the related party mentioned above:

	As of
	September 30, 2022	March 31, 2022
Amounts due to Xiaofeng Gao	$89	$2,542
Amounts due to Bin Fu	39,550	44,107
Amounts due from Medical Star	59,157	—
Advance from Medical Star	2,670	—
Total	101,466	46,649

c)	The Company had the following related party transaction with the related party mentioned above:

	For the six months ended September 30,
	2022	2021
Expense paid by Xiaofeng Gao	$1,071	$1,297
Repayment to Xiaofeng Gao	3,514	252,602
Sales to Medical Star	34,693	—

The Group did not have other significant balances or transactions with its related parties for the six months ended September 30, 2022 and 2021.